Fair value of financial instruments	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Fair value of financial instruments

Note 3 Fair value of financial instruments
Carrying value and fair value of financial instruments
The following tables provide a comparison of the carrying and fair values for each classification of financial instruments. Embedded derivatives are presented on a combined basis with the host contracts. For measurement purposes, they are carried at fair value when conditions requiring separation are met.

	As at October 31, 2024
	Carrying value and fair value				Carrying value	Fair value

(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$53,996	$–	$–	$12,024	$12,024	$66,020	$66,020
Securities
Trading	182,346	954	–	–	–	–	183,300	183,300
Investment, net of applicable allowance	–	–	155,118	1,242	100,258	96,336	256,618	252,696
	182,346	954	155,118	1,242	100,258	96,336	439,918	435,996
Assets purchased under reverse repurchase agreements and securities borrowed	284,311	–	–	–	66,492	66,492	350,803	350,803
Loans, net of applicable allowance
Retail	915	–	580	–	622,098	619,320	623,593	620,815
Wholesale	6,177	2,030	1,003	–	348,577	345,561	357,787	354,771
	7,092	2,030	1,583	–	970,675	964,881	981,380	975,586
Other
Derivatives	150,612	–	–	–	–	–	150,612	150,612
Other assets (1)	11,770	–	–	–	50,093	50,093	61,863	61,863
Financial liabilities
Deposits
Personal	$508	$33,799			$487,832	$490,170	$522,139	$524,477
Business and government (2)	191	156,238			683,241	684,748	839,670	841,177
Bank (3)	–	10,530			37,192	37,183	47,722	47,713
	699	200,567			1,208,265	1,212,101	1,409,531	1,413,367
Other
Obligations related to securities sold short	35,286	–			–	–	35,286	35,286
Obligations related to assets sold under repurchase agreements and securities loaned	–	270,663			34,658	34,658	305,321	305,321
Derivatives	163,763	–			–	–	163,763	163,763
Other liabilities (4)	(1,407)	–			69,597	69,850	68,190	68,443
Subordinated debentures	–	–			13,546	13,602	13,546	13,602

	As at October 31, 2023 (Restated – Note 2)
	Carrying value and fair value				Carrying value	Fair value

(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$60,856	$–	$–	$10,230	$10,230	$71,086	$71,086
Securities
Trading	180,651	9,500	–	–	–	–	190,151	190,151
Investment, net of applicable allowance	–	–	127,624	842	91,113	83,667	219,579	212,133
	180,651	9,500	127,624	842	91,113	83,667	409,730	402,284
Assets purchased under reverse repurchase agreements and securities borrowed	285,869	–	–	–	54,322	54,322	340,191	340,191
Loans, net of applicable allowance
Retail	114	362	280	–	566,376	542,480	567,132	543,236
Wholesale	5,629	3,619	597	–	275,796	268,843	285,641	278,688
	5,743	3,981	877	–	842,172	811,323	852,773	821,924
Other
Derivatives	142,450	–	–	–	–	–	142,450	142,450
Other assets (1)	7,579	5	–	–	68,450	68,450	76,034	76,034
Financial liabilities
Deposits
Personal	$109	$26,702			$415,135	$412,886	$441,946	$439,697
Business and government (2)	174	137,454			607,447	605,260	745,075	742,888
Bank (3)	–	11,462			33,204	33,160	44,666	44,622
	283	175,618			1,055,786	1,051,306	1,231,687	1,227,207
Other
Obligations related to securities sold short	33,651	–			–	–	33,651	33,651
Obligations related to assets sold under repurchase agreements and securities loaned	–	298,679			36,559	36,559	335,238	335,238
Derivatives	142,629	–			–	–	142,629	142,629
Other liabilities (4)	(937)	11			92,539	92,441	91,613	91,515
Subordinated debentures	–	–			11,386	11,213	11,386	11,213

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.
Financial assets designated as fair value through profit or loss
For our financial assets designated as FVTPL, we measure the change in fair value attributable to changes in credit risk as the difference between the total change in the fair value of the instrument during the period and the change in fair value calculated using the appropriate risk-free yield curves. For the year ended October 31, 2024, the change in fair value during the period attributable to changes in credit risk for positions still held was a gain of $45 million and the cumulative change in fair value attributable to changes in credit risk for positions still held was a loss of $9 million. For the year ended October 31, 2023, the change in fair value during the period attributable to changes in credit risk for positions still held was a gain of $360 million and the cumulative change in fair value attributable to changes in credit risk for positions still held was a loss of $102 million. As at October 31, 2024, the extent to which credit derivatives or similar instruments mitigate the maximum exposure to credit risk was $954 million (October 31, 2023 – $692 million).
Financial liabilities designated as fair value through profit or loss
For our financial liabilities designated as FVTPL, we take into account changes in our own credit spread and the expected duration of the in stru
ment to measure the change in fair value attributable to changes in credit risk.

	As at or for the year ended October 31, 2024 (1)

	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value attributable to changes in credit risk included in OCI for positions still held
(Millions of Canadian dollars)				During the period	Cumulative (2)
Term deposits
Personal	$33,552	$33,799	$247	$221	$163
Business and government (3)	162,648	156,238	(6,410)	1,204	177
Bank (4)	10,520	10,530	10	–	–
	206,720	200,567	(6,153)	1,425	340
Obligations related to assets sold under repurchase agreements and securities loaned	270,625	270,663	38	–	–
Other liabilities	–	–	–	–	–
	$477,345	$471,230	$(6,115)	$1,425	$340

	As at or for the year ended October 31, 2023 (1)

	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value attributable to changes in credit risk included in OCI for positions still held
(Millions of Canadian dollars)				During the period	Cumulative (2)
Term deposits
Personal	$27,131	$26,702	$(429)	$112	$(57)
Business and government (3)	147,844	137,454	(10,390)	683	(1,030)
Bank (4)	11,485	11,462	(23)	–	–
	186,460	175,618	(10,842)	795	(1,087)
Obligations related to assets sold under repurchase agreements and securities loaned	298,734	298,679	(55)	3	4
Other liabilities	11	11	–	–	–
	$485,205	$474,308	$(10,897)	$798	$(1,083)

(1)	$1
million
in changes in fair value attributable to changes in credit risk were recognized in income for the year ended October 31, 2024, and $9 million
in cumulative changes in credit risk were included in income for positions still held life-to-date
(October 31, 2023 – $29 million and $17 million
,
respectively).
(2)	The cumulative change is measured from the initial designation of the liabilities as FVTPL. For the year ended October 31, 2024, $15 million
of fair value gains previously
in
cluded in OCI relate to financial liabilities derecognized during the year (October 31, 2023 – $2 million of fair value gains).
(3)	Business and government term deposits include amounts from regulated deposit-taking institutions other than regulated banks.
(4)	Bank term deposits refer to amounts from regulated banks and central banks.
Net gains (losses) from financial instruments classified and designated as fair value through profit or loss
Financial instruments classified as FVTPL, which includes mainly trading securities, derivatives, trading liabilities, and financial assets and liabilities designated as FVTPL are measured at fair value with realized and unrealized gains and losses recognized in
Non-interest
income.

	For the year ended

(Millions of Canadian dollars)	October 31 2024	October 31 2023
Net gains (losses) (1)
Classified as fair value through profit or loss (2)	$8,996	$1,998
Designated as fair value through profit or loss (3)	(5,847)	1,499
	$3,149	$3,497
By product line (1)
Interest rate and credit (4)	$2,580	$3,515
Equities	389	(510)
Foreign exchange and commodities	180	492
	$3,149	$3,497

(1)	Excludes net gains from financial instruments classified as FVTPL of $2,251 million (October 31, 2023 – net losses of $107 million for financial instruments classified or
designated as FVTPL) presented in Insurance investment result in the Consolidated Statements of Income.
(2)	Excludes derivatives designated in a hedging relationship. Refer to Note 9 for net gains (losses) on these derivatives.
(3)	For the year ended October 31, 2024, $5,838 million of net fair value losses
on financial liabilities designated as FVTPL, other than those attributable to changes in our own credit risk, were included in
Non-interest
income (October 31, 2023 – gains of $1,524 million).
(4)	Includes gains (losses) recognized on cross currency interest rate swaps.
Net interest income from financial instruments
Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	For the year ended
(Millions of Canadian dollars)	October 31 2024	October 31 2023
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$35,550	$31,464
Financial instruments measured at fair value through other comprehensive income	7,109	5,127
Financial instruments measured at amortized cost	62,292	50,400
	104,951	86,991
Interest expense (1)
Financial instruments measured at fair value through profit or loss	$34,150	$28,446
Financial instruments measured at amortized cost	42,848	33,416
	76,998	61,862
Net interest income	$27,953	$25,129

(1)	Excludes interest and dividend income of $958 million (October 31, 2023 – $677 million) and interest expense of $120 million (October 31, 2023 – $191 million) presented in Insurance investment result in the Consolidated Statements of Income.
(2)	Includes dividend income for the year ended October 31, 2024 of $3,319 million (October 31, 2023 – $3,215 million), which is presented in Interest and dividend income in the Consolidated Statements of Income.
Fee income arising from financial instruments
For the year ended October 31, 2024, we earned $6,347 million in fees from banking services (October 31, 2023 – $6,112 million). For the year ended October 31, 2024, we also earned $17,467 million in fees from investment management, trust, custodial, underwriting, brokerage and other similar fiduciary services to retail and institutional clients (October 31, 2023 – $15,319 million). These fees are included in
Non-interest
income.
Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	October 31, 2024						October 31, 2023 (Restated – Note 2)
	Fair value measurements using			Netting adjustments		Fair value	Fair value measurements using			Netting adjustments		Fair value
(Millions of Canadian dollars)	Level 1	Level 2	Level 3				Level 1	Level 2	Level 3
Financial assets
Interest-bearing deposits with banks	$–	$53,996	$–	$		$53,996	$–	$60,856	$–	$		$60,856
Securities
Trading
Debt issued or guaranteed by:
Canadian government (1)
Federal	11,611	2,173	–			13,784	26,675	2,581	–			29,256
Provincial and municipal	–	16,588	–			16,588	–	16,389	–			16,389
U.S. federal, state, municipal and agencies (1), (2)	1,852	29,136	–			30,988	2,249	50,439	–			52,688
Other OECD government (3)	2,481	2,153	–			4,634	2,055	2,577	–			4,632
Mortgage-backed securities (1)	–	3	–			3	–	2	–			2
Asset-backed securities	–	1,434	–			1,434	–	1,245	–			1,245
Corporate debt and other debt	–	26,195	–			26,195	–	22,615	–			22,615
Equities	84,814	2,316	2,544			89,674	58,826	2,232	2,266			63,324
	100,758	79,998	2,544			183,300	89,805	98,080	2,266			190,151
Investment
Debt issued or guaranteed by:
Canadian government (1)
Federal	4,623	8,546	–			13,169	2,731	3,528	–			6,259
Provincial and municipal	–	7,554	–			7,554	–	2,748	–			2,748
U.S. federal, state, municipal and agencies (1)	42	80,224	–			80,266	275	73,020	–			73,295
Other OECD government	2,370	7,786	–			10,156	–	6,192	–			6,192
Mortgage-backed securities (1)	–	2,603	31			2,634	–	2,672	29			2,701
Asset-backed securities	–	9,357	–			9,357	–	8,706	–			8,706
Corporate debt and other debt	–	31,839	143			31,982	–	27,574	149			27,723
Equities	432	304	506			1,242	38	338	466			842
	7,467	148,213	680			156,360	3,044	124,778	644			128,466
Assets purchased under reverse repurchase agreements and securities borrowed	–	284,311	–			284,311	–	285,869	–			285,869
Loans	–	8,924	1,781			10,705	–	8,742	1,859			10,601
Other
Derivatives
Interest rate contracts	–	27,719	354			28,073	–	39,243	290			39,533
Foreign exchange contracts	–	98,480	3			98,483	–	89,644	4			89,648
Credit derivatives	–	273	–			273	–	224	–			224
Other contracts	2,553	23,830	21			26,404	2,352	13,927	111			16,390
Valuation adjustments	–	(1,067)	14			(1,053)	–	(1,805)	4			(1,801)
Total gross derivatives	2,553	149,235	392			152,180	2,352	141,233	409			143,994
Netting adjustments					(1,568)	(1,568)					(1,544)	(1,544)
Total derivatives						150,612						142,450
Other assets	5,291	6,472	7			11,770	4,152	3,421	11			7,584
	$116,069	$731,149	$5,404		$(1,568)	$851,054	$99,353	$722,979	$5,189		$(1,544)	$825,977
Financial liabilities
Deposits
Personal	$–	$33,829	$478	$		$34,307	$–	$26,428	$383	$		$26,811
Business and government	–	156,429	–			156,429	–	137,628	–			137,628
Bank	–	10,530	–			10,530	–	11,462	–			11,462
Other
Obligations related to securities sold short	15,172	20,114	–			35,286	14,391	19,260	–			33,651
Obligations related to assets sold under repurchase agreements and securities loaned	–	270,663	–			270,663	–	298,679	–			298,679
Derivatives
Interest rate contracts	–	24,852	847			25,699	–	41,249	952			42,201
Foreign exchange contracts	–	93,164	54			93,218	–	81,750	53			81,803
Credit derivatives	–	218	–			218	–	176	–			176
Other contracts	3,212	42,961	324			46,497	3,119	17,306	549			20,974
Valuation adjustments	–	(297)	(4)			(301)	–	(982)	1			(981)
Total gross derivatives	3,212	160,898	1,221			165,331	3,119	139,499	1,555			144,173
Netting adjustments					(1,568)	(1,568)					(1,544)	(1,544)
Total derivatives						163,763						142,629
Other liabilities	287	(1,694)	–			(1,407)	370	(1,296)	–			(926)
	$18,671	$650,769	$1,699		$(1,568)	$669,571	$17,880	$631,660	$1,938		$(1,544)	$649,934

(1)	As at October 31, 2024, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were $17,154 million
and $nil (October 31, 2023 – $14,345 million and $nil), respectively, and in all fair value levels of Investment securities were $27,048 million and $
2,568
million
(October 31, 2023 – $24,365 million and $2,618 million), respectively.
(2)	United States (U.S.).
(3)	Organisation for Economic Co-operation and Development (OECD).

Fair values of our significant assets and liabilities measured on a recurring basis are determined and classified in the fair value hierarchy table using the following valuation techniques and inputs.
Interest-bearing deposits with banks
The majority of our Interest-bearing deposits with banks are designated as FVTPL. These FVTPL deposits are composed of short-dated deposits placed with banks, and are included in Interest-bearing deposits with banks in the fair value hierarchy table. The fair values of these instruments are determined using the discounted cash flow method. The inputs to the valuation models include interest rate swap curves and credit spreads, where applicable. They are classified as Level 2 instruments in the hierarchy as the inputs are observable.
Government bonds (Canadian, U.S. and other OECD governments)
Government bonds are included in Canadian government debt, U.S. federal, state, municipal and agencies debt, Other OECD government debt and Obligations related to securities sold short in the fair value hierarchy table. The fair values of government issued or guaranteed debt securities in active markets are determined by reference to recent transaction prices, broker quotes, or third-party vendor prices and are classified as Level 1 in the hierarchy. The fair values of securities that are not traded in active markets are based on either security prices, or valuation techniques using implied yields and risk spreads derived from prices of actively traded and similar government securities. Securities with observable prices or rate inputs as compared to transaction prices, dealer quotes or vendor prices are classified as Level 2 in the hierarchy. Securities where inputs are unobservable are classified as Level 3 in the hierarchy.
Corporate and U.S. municipal bonds
The fair values of corporate and U.S. municipal bonds, which are included in Corporate debt and other debt, U.S. federal, state, municipal and agencies debt and Obligations related to securities sold short in the fair value hierarchy table, are determined using either recently executed transaction prices, broker quotes, pricing services, or in certain instances, the discounted cash flow method using rate inputs such as benchmark yields (CDOR, Secured Overnight Financing Rate (SOFR) and other similar reference rates) and risk spreads of comparable securities. Securities with observable prices or rate inputs are classified as Level 2 in the hierarchy. Securities where inputs are unobservable are classified as Level 3 in the hierarchy.
Asset-backed securities and Mortgage-backed securities
Asset-backed securities (ABS) and MBS are included in Asset-backed securities, Mortgage-backed securities, Canadian government debt, U.S. federal, state, municipal and agencies debt, and Obligations related to securities sold short in the fair value hierarchy table. Inputs for valuation of ABS and MBS are, when available, traded prices, dealer or lead manager quotes, broker quotes and vendor prices of the identical securities. When prices of the identical securities are not readily available, we use industry standard models with inputs such as discount margins, yields, default, prepayment and loss severity rates that are implied from transaction prices, dealer quotes or vendor prices of comparable instruments. Where security prices and inputs are observable, ABS and MBS are classified as Level 2 in the hierarchy. Otherwise, they are classified as Level 3 in the hierarchy.
Equities
Equities consist of listed and unlisted common shares, private equities, mutual funds and hedge funds with certain redemption restrictions and are included in equities and obligations for securities sold short. The fair values of common shares are based on quoted prices in active markets, where available, and are classified as Level 1 in the hierarchy. Where quoted prices in active markets are not readily available, fair value is determined based on quoted market prices for similar securities or through valuation techniques, such as multiples of earnings and the discounted cash flow method with forecasted cash flows and discount rate as inputs. Private equities are classified as Level 3 in the hierarchy as their inputs are not observable. Hedge funds are valued using Net Asset Values (NAV). If we can redeem a hedge fund at NAV prior to the next quarter end, the fund is classified as Level 2 in the hierarchy. Otherwise, it is classified as Level 3 in the hierarchy.
Loans
Loans include base metal loans, corporate loans, banker acceptances and asset-backed financing loans. Fair values are determined based on market prices, if available, or discounted cash flow method using the following inputs: market interest rates, base metal commodity prices, market based spreads of assets with similar credit ratings and terms to maturity, LGD, expected default frequency implied from credit derivative prices, if available, and relevant pricing information such as contractual rate, origination and maturity dates, redemption price, coupon payment frequency and day count convention. Loans with market prices or observable inputs are classified as Level 2 in the hierarchy and loans with unobservable inputs that have significant impacts on the fair values are classified as Level 3 in the hierarchy.
Derivatives
The fair values of exchange-traded derivatives, such as interest rate and equity options and futures, are based on quoted market prices and are typically classified as Level 1 in the hierarchy. OTC derivatives primarily consist of interest rate contracts, foreign exchange contracts, commodity derivatives, equity derivatives and credit derivatives. The exchange-traded or OTC interest rate, foreign exchange and commodity and equity derivatives are included in Interest rate contracts, Foreign exchange contracts and Other contracts, respectively, in the fair value hierarchy table. The fair values of OTC derivatives are determined using valuation models when quoted market prices or third-party consensus pricing information are not available. The valuation models, such as discounted cash flow method or Black-Scholes option model, incorporate observable or unobservable inputs for interest and foreign exchange rates, equity and commodity prices (including indices), credit spreads, corresponding market volatility levels, and other market-based pricing factors. Other adjustments to fair value include bid-offer,
CVA, FVA, OIS, parameter and model uncertainties, and unrealized gain or loss at inception of a transaction. A derivative instrument is classified as Level 2 in the hierarchy if observable market inputs are available or the unobservable inputs are not significant to the fair value. Otherwise, it is classified as Level 3 in the hierarchy.

Securities borrowed or purchased under resale agreements and securities loaned or sold under repurchase agreements
In the fair value hierarchy table, these instruments are included in Assets purchased under reverse repurchase agreements and securities borrowed, and Obligations related to assets sold under repurchase agreements and securities loaned. The fair values of these contracts are determined using valuation techniques such as the discounted cash flow method using interest rate curves as inputs. They are classified as Level 2 instruments in the hierarchy as the inputs are observable.
Deposits
A majority of our deposits are measured at amortized cost but certain deposits are designated as FVTPL. These FVTPL deposits include deposits taken from clients, issuances of certificates of deposits and promissory notes, and interest rate and equity linked notes. The fair values of these instruments are determined using the discounted cash flow method and derivative option valuation models. The inputs to the valuation models include benchmark yield curves, credit spreads, interest rates, equity and interest rate volatility, dividends and correlation, where applicable. They are classified as Level 2 or 3 instruments in the hi era
rchy, depending on the significance of the unobservable credit spreads, volatility, dividend and correlation rates.
Quantitative information about fair value measurements using significant unobservable inputs (Level 3 Instruments)
The following table presents fair values of our significant Level 3 financial instruments, valuation techniques used to determine their fair values, ranges and weighted averages of unobservable inputs.

As at October 31, 2024 (Millions of Canadian dollars, except for prices, percentages and ratios)
		Fair value				Range of input values (1), (2)

Products	Reporting line in the fair value hierarchy table	Assets	Liabilities	Valuation techniques	Significant unobservable inputs (3)	Low	High	Weighted average / Inputs distribution
Corporate debt and related derivatives				Price-based	Prices	$64.67	$116.25	$92.07
	Corporate debt and other debt	$–		Discounted cash flows	Credit spread	1.45%	10.90%	6.17%
	Loans	1,781			Credit enhancement	11.70%	15.60%	13.00%
	Derivative related liabilities		$2
Government debt and municipal bonds
	Corporate debt and other debt	143		Discounted cash flows	Yields	6.54%	9.55%	7.54%
Private equities, hedge fund investments and related equity derivatives				Market comparable	EV/EBITDA multiples	3.20X	17.20X	7.94X
	Equities	3,050		Price-based	P/E multiples	7.30X	22.60X	11.27X
	Derivative related liabilities		–	Discounted cash flows	EV/Rev multiples	0.70X	5.72X	2.59X
					Liquidity discounts (4)	10.00%	40.00%	10.40%
					Discount rate	8.50%	8.50%	8.50%
					NAV / prices (5)	n.a.	n.a.	n.a.
Interest rate derivatives and interest-rate-linked structured notes (6), (7)				Discounted cash flows	Interest rates	1.89%	4.59%	Even
	Derivative related assets	355		Option pricing model	CPI swap rates	1.84%	1.96%	Even
	Derivative related liabilities		900		IR-IR correlations	48.00%	86.00%	Even
					FX-IR correlations	(76.00)%	66.00%	Even
					FX-FX correlations	(74.00)%	61.00%	Even
Equity derivatives and equity-linked structured notes (6), (7)				Discounted cash flows	Dividend yields	0.00%	10.60%	Lower
	Derivative related assets	21		Option pricing model	Equity (EQ)-EQ correlations	6.30%	95.85%	Middle
	Deposits		478		EQ-FX correlations	(77.11)%	50.38%	Middle
	Derivative related liabilities		283		EQ volatilities	6.00%	146.87%	Lower
Other (8)
	Derivative related assets	16
	Other assets	7
	Mortgage-backed securities	31
	Derivative related liabilities		36
Total		$5,404	$1,699

As at October 31, 2023 (Millions of Canadian dollars, except for prices, percentages and ratios)
		Fair value				Range of input values (1), (2)
Products	Reporting line in the fair value hierarchy table	Assets	Liabilities	Valuation techniques	Significant unobservable inputs (3)	Low	High	Weighted average / Inputs distribution
Corporate debt and related derivatives				Price-based	Prices	$9.88	$107.13	$87.66
	Corporate debt and other debt	$–		Discounted cash flows	Credit spread	1.89%	9.96%	5.93%
	Loans	1,859			Credit enhancement	11.70%	15.60%	13.00%
	Derivative related liabilities		$2
Government debt and municipal bonds
	Corporate debt and other debt	149		Discounted cash flows	Yields	7.73%	10.38%	8.60%
Private equities, hedge fund investments and related equity derivatives				Market comparable	EV/EBITDA multiples	4.16X	14.90X	6.93X
	Equities	2,732		Price-based	P/E multiples	6.60X	22.60X	8.60X
	Derivative related liabilities		–	Discounted cash flows	EV/Rev multiples	1.00X	5.00X	3.00X
					Liquidity discounts (4)	10.00%	40.00%	16.91%
					Discount rate	8.50%	13.30%	10.70%
					NAV / prices (5)	n.a.	n.a.	n.a.
Interest rate derivatives and interest-rate-linked structured notes (6), (7)				Discounted cash flows	Interest rates	2.39%	5.18%	High
	Derivative related assets	293		Option pricing model	CPI swap rates	1.84%	2.35%	Even
	Derivative related liabilities		995		IR-IR correlations	19.00%	67.00%	Even
					FX-IR correlations	29.00%	56.00%	Even
					FX-FX correlations	68.00%	68.00%	Even
Equity derivatives and equity-linked structured notes (6), (7)				Discounted cash flows	Dividend yields	0.14%	10.71%	Lower
	Derivative related assets	111		Option pricing model	Equity (EQ)-EQ correlations	32.50%	96.49%	Middle
	Deposits		383		EQ-FX correlations	(83.15)%	38.44%	Middle
	Derivative related liabilities		485		EQ volatilities	6.70%	110.72%	Lower
Other (8)
	Derivative related assets	5
	Other assets	11
	Mortgage-backed securities	29
	Derivative related liabilities		73
Total		$5,189	$1,938

(1)	The low and high input values represent the actual highest and lowest level inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the different underlying instruments within the product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date. Where provided, the weighted average of the input values is calculated based on the relative fair values of the instruments within the product category. The weighted averages for derivatives are not presented in the table as they would not provide a comparable metric; instead, distribution of significant unobservable inputs within the range for each product category is indicated in the table.
(2)	Price-based inputs are significant for certain debt securities and are based on external benchmarks, comparable proxy instruments or pre-quarter-end
trade data. For these instruments, the price input is expressed in dollars for each $100 par value. For example, with an input price of $105, an instrument is valued at a premium over its par value.
(3)	The significant unobservable inputs include the following: (i) Enterprise Value (EV); (ii) Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA); (iii) Price / Earnings (P/E); (iv) Revenue (Rev); (v) Consumer Price Index (CPI); (vi) Interest Rate (IR); (vii) Foreign Exchange (FX); and (viii) Equity (EQ).
(4)	Fair value of securities with liquidity discount inputs totalled $541 million (October 31, 2023 – $483 million).
(5)	NAV of a hedge fund is total fair value of assets less liabilities divided by the number of fund units. Private equities are valued based on NAV or valuation techniques. The range for NAV per unit or price per share has not been disclosed for the hedge funds or private equities due to the dispersion of prices given the diverse nature of the investments.
(6)	The level of aggregation and diversity within each derivative instrument category may result in certain ranges of inputs being wide and inputs being unevenly distributed across the range. In the table, we indicated whether the majority of the inputs are concentrated toward the upper, middle, or lower end of the range, or evenly distributed throughout the range.
(7)	The structured notes contain embedded equity or interest rate derivatives with unobservable inputs that are similar to those of the equity or interest rate derivatives.
(8)	Other primarily includes certain insignificant instruments such as auction rate securities, commodity derivatives, foreign exchange derivatives, contingent considerations, bank-owned life insurance and retractable shares.
n.a.	not applicable
Sensitivity to unobservable inputs and interrelationships between unobservable inputs
Yield, credit spreads/discount margins
A financial instrument’s yield is the interest rate used to discount future cash flows in a valuation model. An increase in the yield, in isolation, would result in a decrease in a fair value measurement and vice versa. A credit spread/discount margin is the difference between a debt instrument’s yield and a benchmark instrument’s yield. Benchmark instruments have high credit quality ratings, similar maturities and are often government bonds. The credit spread/discount margin therefore represents the discount rate used to determine the present value of future cash flows of an asset to reflect the market return required for uncertainty in the estimated cash flows. The credit spread/discount margin for an instrument forms part of the yield used in a discounted cash flow method.
Funding spread
Funding spreads are credit spreads specific to funding or deposit rates. A decrease in funding spreads, on its own, will increase the fair value of our liabilities, and vice versa.
Default rates
A default rate is the rate at which borrowers fail to make scheduled loan payments. A decrease in the default rate will typically increase the fair value of the loan, and vice versa. This effect will be significantly more pronounced for a non-government
guaranteed loan than a government guaranteed loan.

Prepayment rates
A prepayment rate is the rate at which a loan will be repaid in a dvanc
e of its expected amortization schedule. Prepayments change the future cash flows of a loan. An increase in the prepayment rate in isolation will result in an increase in fair value when the loan interest rate is lower than the current reinvestment rate, and a decrease in the prepayment rate in isolation will result in a decrease in fair value when the loan interest rate is lower than the current reinvestment rate. Prepayment rates are generally negatively correlated with interest rates.
Recovery and loss severity rates
A recovery rate is an estimation of the amount that can be collected in a loan default scenario. The recovery rate is the recovered amount divided by the loan balance due, expressed as a percentage. The inverse concept of recovery is loss severity. Loss severity rate is an estimation of the loan amount not collected when a loan defaults. The loss severity rate is the loss amount divided by the loan balance due, expressed as a percentage. Generally, an increase in the recovery rate or a decrease in the loss severity rate will increase the loan fair value, and vice versa.
Volatility rates
Volatility measures the potential variability of future prices and is often measured as the standard deviation of price movements. Volatility is an input to option pricing models used to value derivatives and issued structured notes. Volatility is used in valuing equity, interest rate, commodity and foreign exchange options. A higher volatility rate means that the underlying price or rate movements are more likely to occur. Higher volatility rates may increase or decrease an option’s fair value depending on the option’s terms. The determination of volatility rates is dependent on various factors, including but not limited to, the underlying’s market price, the strike price and maturity.
Dividend yields
A dividend yield is the underlying equity’s expected dividends expressed as an annual percentage of its price. Dividend yield is used as an input for forward equity price and option models. Higher dividend yields will decrease the forward price, and vice versa. A higher dividend yield will increase or decrease an option’s value, depending on the option’s terms.
Correlation rates
Correlation is the linear relationship between the movements in two different variables. Correlation is an input to the valuation of derivative contracts and issued structured notes when an instrument’s payout is determined by correlated variables. When variables are positively correlated, an increase in one variable will result in an increase in the other variable. When variables are negatively correlated, an increase in one variable will result in a decrease in the other variable. The referenced variables can be within a single asset class or market (equity, interest rate, commodities, credit and foreign exchange) or between variables in different asset classes (equity to foreign exchange, or interest rate to foreign exchange). Changes in correlation will either increase or decrease a financial instrument’s fair value depending on the terms of the instrument.
Interest rates
An interest rate is the percentage amount charged on a principal or notional amount. Increasing interest rates will decrease the discounted cash flow value of a financial instrument, and vice versa.
Consumer Price Index swap rates
A CPI swap rate is expressed as a percentage of an increase in the average price of a basket of consumer goods and services, such as transportation, food and medical care. An increase in the CPI swap rate will cause inflation swap payments to be larger, and vice versa.
EV/EBITDA multiples, P/E multiples, EV/Rev multiples, and liquidity discounts
Private equity valuation inputs include EV/EBITDA multiples, P/E multiples and EV/Rev multiples. These are used to calculate either enterprise value or share value of a company based on a multiple of earnings or revenue estimates. Higher multiples equate to higher fair values for all multiple types, and vice versa. A liquidity discount may be applied when few or no transactions exist to support the valuations.
Credit Enhancement
Credit enhancement is an input to the valuation of securitized transactions and is the amount of loan loss protection for a senior tranche. Credit enhancement is expressed as a percentage of the transaction sizes. An increase in credit enhancement will cause the credit spread to decrease and the tranche fair value to increase, and vice versa.
Interrelationships between unobservable inputs
Unobservable inputs, including the above discount margin, default rate, prepayment rate, and recovery and loss severity rates, may not be independent of each other. For example, the discount margin can be affected by a change in default rate, prepayment rate, or recovery and loss severity rates. Dis co
unt margins will generally decrease when default rates decline or when recovery rates increase.

Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the year ended October 31, 2024

(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$–	$–	$–	$–	$–	$–	$–	$–	$–
Asset-backed securities	–	–	–	–	–	–	–	–	–
Corporate debt and other debt	–	–	–	–	–	–	–	–	–
Equities	2,266	(195)	5	577	(88)	1	(22)	2,544	(128)
	2,266	(195)	5	577	(88)	1	(22)	2,544	(128)
Investment
Mortgage-backed securities	29	–	2	–	–	–	–	31	n.a.
Corporate debt and other debt	149	–	11	–	(17)	–	–	143	n.a.
Equities	466	–	35	6	(3)	2	–	506	n.a.
	644	–	48	6	(20)	2	–	680	n.a.
Loans	1,859	(25)	37	513	(445)	70	(228)	1,781	63
Other
Net derivative balances (3)
Interest rate contracts	(662)	46	1	(47)	145	30	(6)	(493)	51
Foreign exchange contracts	(49)	(15)	7	14	3	3	(14)	(51)	(9)
Other contracts	(438)	(139)	2	(106)	8	(330)	700	(303)	31
Valuation adjustments	3	–	–	(4)	19	–	–	18	–
Other assets	11	–	–	–	(4)	–	–	7	–
	$3,634	$(328)	$100	$953	$(382)	$(224)	$430	$4,183	$8
Liabilities
Deposits	$(383)	$(119)	$–	$(583)	$165	$(120)	$562	$(478)	$(40)
	$(383)	$(119)	$–	$(583)	$165	$(120)	$562	$(478)	$(40)

	For the year ended October 31, 2023

(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$4	$–	$–	$–	$(4)	$–	$–	$–	$–
Asset-backed securities	2	–	–	–	(2)	–	–	–	–
Corporate debt and other debt	7	–	–	2	(16)	17	(10)	–	–
Equities	1,874	(196)	21	586	(67)	48	–	2,266	(154)
	1,887	(196)	21	588	(89)	65	(10)	2,266	(154)
Investment
Mortgage-backed securities	28	–	–	1	–	–	–	29	n.a.
Corporate debt and other debt	151	–	9	–	(11)	–	–	149	n.a.
Equities	397	–	70	1	(2)	–	–	466	n.a.
	576	–	79	2	(13)	–	–	644	n.a.
Loans	1,692	(95)	33	1,443	(868)	30	(376)	1,859	(44)
Other
Net derivative balances (3)
Interest rate contracts	(859)	(63)	5	(48)	235	42	26	(662)	(43)
Foreign exchange contracts	(132)	10	10	(14)	44	–	33	(49)	8
Other contracts	(785)	83	4	(143)	78	(159)	484	(438)	152
Valuation adjustments	53	–	–	–	(50)	–	–	3	–
Other assets	15	–	1	–	(5)	–	–	11	–
	$2,447	$(261)	$153	$1,828	$(668)	$(22)	$157	$3,634	$(81)
Liabilities
Deposits	$(241)	$5	$–	$(260)	$23	$(134)	$224	$(383)	$24
	$(241)	$5	$–	$(260)	$23	$(134)	$224	$(383)	$24

(1)	These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in OCI were $38 million for the year ended October 31, 2024 (October 31, 2023 – gains of $65 million) excluding the translation gains or losses arising on consolidation.
(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at October 31, 2024 included derivative assets of $392 million (October 31, 2023 – $409 million) and derivative liabilities of $1,221 million (October 31, 2023 – $1,555 million).
n.a.	not applicable

Transfers between fair value hierarchy levels for instruments carried at fair value on a recurring basis
Transfers between Level 1 and Level 2, and transfers into and out of Level 3 are assumed to occur at the end of the period. For an asset or a liability that transfers into Level 3 during the period, the entire change in fair value for the period is excluded from the Gains (losses) included in earnings for positions still held column of the above reconciliation, whereas for transfers out of Level 3 during the period, the entire change in fair value for the period is included in the same column of the above reconciliation.
Transfers between Level 1 and 2 are dependent on whether fair value is obtained on the basis of quoted market prices in active markets (Level 1).
During the year ended October 31, 2024, transfers out of Level 1 to Level 2 included Investment U.S. federal, state, municipal and agencies debt of $1,038 million and Trading U.S. federal, state, municipal and agencies debt of $822 million. During the year ended October 31, 2023, transfers out of Level 1 to Level 2 included Trading U.S. federal, state, municipal and agencies debt of $763 million, Investment U.S. federal, state, municipal and agencies debt of $435 million and Obligations related to securities sold short of $151 million.
During the year
s
ended October 31, 2024 and October 31, 2023, there were no significant transfers out of Level 2 to Level 1.
Transfers between Level 2 and Level 3 are primarily due to either a change in the market observability for an input, or a change in an unobservable input’s significance to a financial instrument’s fair value.
During the year ended October 31, 2024, transfers out of Level 2 to Level 3 included Other contracts and Deposits due to changes in the significance of unobservable inputs and changes in the market observability of inputs. During the year ended October 31, 2023, transfers out of Level 2 to Level 3 included Other contracts and Deposits due to changes in the significance of unobservable inputs and changes in the market observability of inputs.
During the year ended October 31, 2024, transfers out of Level 3 to Level 2 included Other contracts, Deposits and Loans due to changes in the significance of unobservable inputs and changes in the market observability of inputs. During the year ended October 31, 2023, transfers out of Level 3 to Level 2 included Other contracts, Loans and Deposits due to changes in the market observability of inputs and changes in the significance of unobservable inputs.
Positive and negative fair value movements of Level 3 financial instruments from using reasonably possible alternative assumptions
A financial instrument is classified as Level 3 in the fair value hierarchy if one or more of its unobservable inputs may significantly affect the measurement of its fair value. In preparing the financial statements, appropriate levels for these unobservable input parameters are chosen so that they are consistent with prevailing market evidence or management judgment. Due to the unobservable nature of the prices or rates, there may be uncertainty about the valuation of these Level 3 financial instruments.
The following table summarizes the impacts to fair values of Level 3 financial instruments using reasonably possible alternative assumptions. This sensitivity disclosure is intended to illustrate the potential impact of the relative uncertainty in the fair value of Level 3 financial instruments. In reporting the sensitivities below, we offset balances in instances where: (i) the move in valuation factors cause an offsetting positive and negative fair value movement, (ii) both offsetting instruments are in Level 3, and (iii) exposures are managed and reported on a net basis. With respect to overall sensitivity, it is unlikely in pr ac
tice that all reasonably possible alternative assumptions would simultaneously be realized.

	As at
	October 31, 2024			October 31, 2023

(Millions of Canadian dollars)	Level 3 fair value	Positive fair value movement from using reasonably possible alternatives	Negative fair value movement from using reasonably possible alternatives	Level 3 fair value	Positive fair value movement from using reasonably possible alternatives	Negative fair value movement from using reasonably possible alternatives
Securities
Trading
Equities	$2,544	$50	$(46)	$2,266	$50	$(43)
Investment
Mortgage-backed securities	31	4	(4)	29	4	(4)
Corporate debt and other debt	143	9	(8)	149	11	(10)
Equities	506	45	(44)	466	48	(47)
Loans	1,781	19	(20)	1,859	33	(37)
Derivatives	392	5	(4)	409	10	(7)
Other assets	7	–	–	11	–	–
	$5,404	$132	$(126)	$5,189	$156	$(148)
Deposits	$(478)	$15	$(15)	$(383)	$26	$(26)
Derivatives	(1,221)	54	(57)	(1,555)	59	(66)
	$(1,699)	$69	$(72)	$(1,938)	$85	$(92)
Sensitivity results
As at October 31, 2024, the effects of applying other reasonably possible alternative assumptions to the Level 3 asset positions would be an increase of $132 million and a reduction of $126 million in fair value, of which $58 million and $56 million would be recorded in Other components of equity, respectively. The effects of applying these assumptions to the Level 3 liability positions would result in a decrease of $69 million and an increase of $72 million in fair value.

Level 3 valuation inputs and approaches to developing reasonably possible alternative assumptions
The following is a summary of the unobservable inputs used in the valuation of the Level 3 instruments and our approaches to developing reasonably possible alternative assumptions used to determine sensitivity.

Financial assets or liabilities	Sensitivity methodology
Asset-backed securities, corporate debt, government debt, municipal bonds and loans	Sensitivities are determined based on adjusting, plus or minus one standard deviation, the bid-offer
spreads or input prices if a sufficient number of prices are received, adjusting input parameters such as credit spreads or using high and low vendor prices as reasonably possible alternative assumptions.
Private equities, hedge fund investments and related equity derivatives	Sensitivity of direct private equity investments is determined by (i) adjusting the discount rate by 2% when the discounted cash flow method is used to determine fair value, (ii) adjusting the price multiples based on the range of multiples of comparable companies when price-multiples-based models are used, or (iii) using an alternative valuation approach. The private equity fund, hedge fund and related equity derivative NAVs are provided by the fund managers, and as a result, there are no other reasonably possible alternative assumptions for these investments.
Interest rate derivatives	Sensitivities of interest rate and cross currency swaps are derived using plus or minus one standard deviation of the inputs, and an amount representing model and parameter uncertainty, where applicable.
Equity derivatives	Sensitivity of the Level 3 position is determined by shifting the unobservable model inputs by plus or minus one standard deviation of the pricing service market data including volatility, dividends or correlations, as applicable.
Bank funding and deposits	Sensitivities of deposits are calculated by shifting the funding curve by plus or minus certain basis points.
Structured notes	Sensitivities for interest-rate-linked and equity-linked structured notes are derived by adjusting inputs by plus or minus one standard deviation, and for other deposits, by estimating a reasonable move in the funding curve by plus or minus certain basis points.
Fair value for financial instru
ments that are carried at amortized cost and classified using the fair value hierarchy

	As at October 31, 2024
	Fair value approximates carrying value (1)	Fair value may not approximate carrying value
		Fair value measurements using				Total fair value
(Millions of Canadian dollars)		Level 1	Level 2	Level 3	Total
Interest-bearing deposits with banks	$12,024	$–	$–	$–	$–	$12,024
Amortized cost securities (2)	–	68	96,268	–	96,336	96,336
Assets purchased under reverse repurchase agreements and securities borrowed	54,331	–	12,161	–	12,161	66,492
Loans
Retail	79,960	–	533,708	5,652	539,360	619,320
Wholesale	16,022	–	321,684	7,855	329,539	345,561
	95,982	–	855,392	13,507	868,899	964,881
Other assets	49,414	–	412	267	679	50,093
	211,751	68	964,233	13,774	978,075	1,189,826
Deposits
Personal	273,228	–	216,675	267	216,942	490,170
Business and government	443,077	–	241,204	467	241,671	684,748
Bank	23,942	–	13,241	–	13,241	37,183
	740,247	–	471,120	734	471,854	1,212,101
Obligations related to assets sold under repurchase agreements and securities loaned	34,658	–	–	–	–	34,658
Other liabilities	51,561	–	1,983	16,306	18,289	69,850
Subordinated debentures	–	–	13,602	–	13,602	13,602
	$826,466	$–	$486,705	$17,040	$503,745	$1,330,211

	As at October 31, 2023 (Restated – Note 2)
	Fair value approximates carrying value (1)	Fair value may not approximate carrying value
		Fair value measurements using				Total fair value
(Millions of Canadian dollars)		Level 1	Level 2	Level 3	Total

Interest-bearing deposits with banks	$10,230	$–	$–	$–	$–	$10,230
Amortized cost securities (2)	–	34	83,633	–	83,667	83,667
Assets purchased under reverse repurchase agreements and securities borrowed	39,528	–	14,794	–	14,794	54,322
Loans
Retail	70,606	–	466,962	4,912	471,874	542,480
Wholesale	8,231	–	254,342	6,270	260,612	268,843
	78,837	–	721,304	11,182	732,486	811,323
Other assets	67,313	–	914	223	1,137	68,450
	195,908	34	820,645	11,405	832,084	1,027,992
Deposits
Personal	252,779	–	159,669	438	160,107	412,886
Business and government	385,727	–	218,761	772	219,533	605,260
Bank	16,902	–	16,251	7	16,258	33,160
	655,408	–	394,681	1,217	395,898	1,051,306
Obligations related to assets sold under repurchase agreements and securities loaned	36,559	–	–	–	–	36,559
Other liabilities	77,021	–	1,856	13,564	15,420	92,441
Subordinated debentures	–	–	11,213	–	11,213	11,213
	$768,988	$–	$407,750	$14,781	$422,531	$1,191,519

(1)	Certain financial instruments have not been assigned to a level as the carrying amount approximates their fair values.
(2)	Included in Securities – Investment, net of applicable allowance on the Consolidated Balance Sheets.
Fair values of financial assets and liabilities carried at amortized cost and disclosed in the table above are determined using the following valuation techniques and inputs.
Amortized cost securities
Fair values of government bonds, corporate bonds, and ABS are based on quoted prices. Fair values of certain
Non-OECD
government bonds are based on vendor prices or the discounted cash flow method with yield curves of other countries’ government bonds as inputs. For ABS, where market prices are not available, the fair value is determined using the discounted cash flow method. The inputs to the valuation model generally include market interest rates, spreads and yields derived from comparable securities, prepayment, and LGD.
Assets purchased under reverse repurchase agreements and securities borrowed, and Obligations related to assets sold under repurchase agreements and securities loaned
Valuation methods used for the long-term instruments are described in the Fair value of assets and liabilities measured on a recurring basis and classified using the fair value hierarchy section of this note. The carrying values of short-term instruments generally approximate their fair values.
Loans – Retail
Retail loans include residential mortgages, personal and small business loans and credit cards. For residential mortgages, and personal and small business loans, we segregate the portfolio based on certain attributes such as product type, contractual interest rate, term to maturity and credit scores, if applicable. Fair values of these loans are determined by the discounted cash flow method using applicable inputs such as prevailing interest rates, contractual and posted client rates, client discounts, credit spreads, prepayment rates and loan-to-value
(LTV) ratios. Fair values of credit card receivables are also calculated based on a discounted cash flow method with portfolio yields, write-offs and monthly payment rates as inputs. The carrying values of short-term and variable rate loans generally ap pro
ximate their fair values.
Loans – Wholesale
Where market prices are available, wholesale loans are valued based on market prices. Otherwise, fair value is determined by the discounted cash flow method using the following inputs: market interest rates and market based spreads of assets with similar credit ratings and terms to maturity, LGD, expected default frequency implied from credit default swap prices, if available, and relevant pricing information such as contractual rate, origination and maturity dates, redemption price, coupon payment frequency and date convention.

Deposits
Deposits are comprised of demand, notice, and term deposits which include senior deposit notes we have issued to provide us with long-term funding. Fair values of term deposits are determined by one of several valuation techniques: (i) for term deposits and similar instruments, we segregate the portfolio based on term to maturity. Fair values of these instruments are determined by the discounted cash flow method using inputs such as client rates for new sales of the corresponding terms; and (ii) for senior deposit notes, we use actual traded prices, vendor prices or the discounted cash flow method using a market interest rate curve and our funding spreads as inputs. The carrying values of demand, notice, and short-term term deposits generally approximate their fair values.
Other assets and Other liabilities
Other assets and Other liabilities include receivables and payables relating to certain commodities. Fair values of the commodity receivables and payables are calculated by the discounted cash flow method using applicable inputs such as market interest rates, counterparties’ credit spreads, our funding spreads, commodity forward prices and spot prices.
Subordinated debentures
Fair values of Subordinated debentures are based on market prices, dealer quotes or vendor prices when available. Where prices cannot be observed, fair value is determined using the discounted cash flow method, with applicable inputs such as market interest rates and credit spreads.